Stock-Based Compensation - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, number of shares (in shares)	148
Share-based Payment Arrangement, Option [Member] | The2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, number of shares (in shares)	196,000	984,000
Options outstanding, weighted average exercise price (in dollars per share)	$ 15.48	$ 21.75
Granted		228,000
Granted, weighted average exercise price (in dollars per share)		$ 5.49
Forfeited or expired, number of shares (in shares)	(14,000)	(1,016,000)
Forfeited or expired, weighted average exercise price (in dollars per share)	$ 12.95	$ 19.34
Options vested and exected, number of shares (in shares)	182,000	196,000
Options vested and expected, weighted average exercise price (in dollars per share)	$ 15.68	$ 15.48
Options vested and expected, weighted average remaining contractual life (Year)	6 years 7 months 2 days
Options exercisable, number of shares (in shares)	148,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 18.38
Options exercisable, weighted average remaining contractual life (Year)	6 years 3 months